Related Parties (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Aug. 01, 2025 USD ($)	Apr. 30, 2024 USD ($)	Mar. 22, 2023 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Apr. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 05, 2024 USD ($)
Related Parties [Line Items]
Revenue sharing payment							$ 384	$ 312	$ 269
Pure Capital Consulting Agreement [Member]
Related Parties [Line Items]
Consultancy services fees				$ 16	₪ 57,750
Percentage of gross proceed				7.00%	7.00%
Percentage of total consideration paid				8.00%	8.00%
Paid to pure capital										$ 100
Related party transaction, description							On April 7, 2025, the Company and Pure Capital entered into an amendment to the Pure Capital Consulting Agreement, to be effective as of January 1, 2024. Pursuant to the amendment, Pure Capital is entitled to a special bonus upon the consummation of an offering of securities of the Company, including proceeds received from the exercise of warrants, based on the following distribution of gross proceeds: (i) up to $2,500, Pure Capital will be entitled to a bonus payment of $175; (ii) between $2,500 and $5,000, Pure Capital will be entitled to a bonus payment between $175 to $300; (iii) between $5,000 and $10,000, Pure Capital will be entitled to a bonus payment between $300 to $700; and (iv) above $10,000, Pure Capital will be entitled to a bonus payment between $700 to $1,300. In addition, in lieu of a bonus payment of $124 that Pure Capital was entitled to pursuant to the amendment, the Company issued 5,964 ordinary shares to Pure Capital.
Reimbursement expenses	$ 5
Xylo Consulting Agreement [Member]
Related Parties [Line Items]
Consultancy services fees		$ 10
SciSparc Consulting Agreement [Member]
Related Parties [Line Items]
Consultancy services fees			$ 10
Xylo [Member]
Related Parties [Line Items]
Revenue sharing payment						$ 12
Pure Capital Ltd. [Member]
Related Parties [Line Items]
Revenue sharing payment						$ 9
Pure Capital [Member]
Related Parties [Line Items]
Equity, percentage							100.00%